UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [  ]; Amendment Number:________
     This Amendment (Check only one.): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment
Manager Filing this Report:       Name:       Leucadia National Corporation
                                  Address:    315 Park Avenue South, 20th Floor
                                              New York, NY 10010

Form 13F File Number:  028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Joseph A. Orlando
Title:           Vice President and Chief Financial Officer
Phone:           212-460-1900

Signature, Place, and Date of Signing:

/s/ Joseph A. Orlando             New York, NY            August 10, 2005
------------------------        -------------------      ------------------
     [Signature]                   [City, State]              [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                 Dalton Investments
                 RCG Baldwin, LP

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2
Form 13F Information Table Entry Total:              11
Form 13F Information Table Value Total:        $255,486


List of Other Included Managers:
No. Form 13F File Number                   Name
            1                           Dalton Investments
            2                           RCG Baldwin, LP













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
                           FORM 13F INFORMATION TABLE


        Col. 1                               Col. 2                  Col. 3             Col. 4                    Col. 5
        ------                               ------                  ------             -------                   ------
                                                                                         Value       Shrs or        Sh/      Put/
    Name of Issuer                        Title of Class             Cusip              (x$1000)     Prn Amt        Prn      Call
    --------------                        --------------             ------             --------     -------        ---      ----
Accelrys Inc                               COM                      00430U 10 3            173        34,917         SH
Anadigics Inc                              NOTE 5.000%11/1          032515 AB 4            647       660,000        PRN
Atherogenics Inc                           NOTE 4.500% 9/0          047439 AB 0            478       400,000        PRN
Silicon Graphics Inc                       NOTE 6.500% 6/0          827056 AE 2            705     1,000,000        PRN
Spacehab Inc                               NOTE 8.000%10/1          846243 AC 7            293       350,000        PRN
FEI Co                                     COM                      30241L 10 9            605        26,515         SH
International Assets Holding Co            COM                      459028 10 6          8,056     1,309,985         SH
Parkervision Inc                           COM                      701354 10 2          6,967     1,123,680         SH
Symyx Technologies                         COM                      87155S 10 8            560        20,000         SH
Veeco Instruments Inc. Del                 COM                      922417 10 0            414        25,420         SH
White Mountains Insurance Group Ltd        COM                      G9618E 10 7        236,588       375,000         SH

                             ** TABLE CONTINUED **





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


        Col. 1                                Col. 6       Col. 7                     Col. 8
        ------                                ------       ------                     ------
                                            Investment     Other                 Voting Authority
    Name of Issuer                          Discretion    Managers        Sole       Shared      None
    --------------                          ----------    --------        ----       ------      ----
Accelrys Inc                                   SOLE                       34,917
Anadigics Inc                                DEFINED          2                      660,000
Atherogenics Inc                             DEFINED          2                      400,000
Silicon Graphics Inc                         DEFINED          1                    1,000,000
Spacehab Inc                                 DEFINED          1                      350,000
FEI Co                                         SOLE                       26,515
International Assets Holding Co                SOLE                    1,309,985
Parkervision Inc                               SOLE                    1,123,680
Symyx Technologies                             SOLE                       20,000
Veeco Instruments Inc. Del                     SOLE                       25,420
White Mountains Insurance Group Ltd            SOLE                      375,000

                              ** TABLE COMPLETE **

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